Stock-Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration of outstanding options			1 year 7 months 6 days
Stock based compensation expense	$ 4,255,432	$ 93,943	$ 544,375	$ 195,056
Weighted average grant date fair value of options granted			$ 0.41	$ 0.27
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	1,594,800		1,594,800
Percentage of common stock issued and outstanding			4.00%
2021 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized	4,870,663		4,870,663
Shares available	52,627		38,582
Expiration of outstanding options	8 years 2 months 26 days		8 years 6 months
Stock based compensation expense			$ 280,482	$ 57,860
Unrecognized compensation cost	$ 335,000		$ 356,000
Recognized weighted average period	2 years 3 months		2 years 6 months
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation expense	$ 29,266	$ 22,581